Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Schedule of information about right-of-use assets
	March 31, 2021	March 31, 2020
Right of Use Assets, beginning of year	$620,191	$699,574
Additions	—	172,404
Depreciation	(265,013)	(251,787)

Right of Use Assets, end of year	$355,178	$620,191

Schedule of payments on Lease Liabilities
1 year	$284,363
thereafter	$122,419
less amount representing interest expense	$(20,131)
Lease liability	$386,651
Current Portion of Lease Liabilities	$266,042
Long Term Portion of Lease Liabilities	$120,609